Intangible Assets	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Intangible Assets

NOTE 7 INTANGIBLE ASSETS

Changes in TDS' Licenses, Franchise rights and Goodwill are presented below. See Note 6 — Acquisitions, Divestitures and Exchanges for information regarding transactions which affected Licenses, Franchise rights and Goodwill during the periods. Previously under GAAP, TDS accounted for U.S. Cellular's share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS' Licenses and Goodwill. Consequently, U.S. Cellular's Licenses and Goodwill on a stand-alone basis do not equal the TDS consolidated Licenses and Goodwill related to U.S. Cellular.

Licenses

(Dollars in thousands)	U.S. Cellular	Wireline	Cable	Other (1)	Total

Balance December 31, 2012	$1,462,019	$2,800	$-	$15,220	$1,480,039
Acquisitions	16,540	-	-	-	16,540
Transferred to Assets held for sale	(16,027)	-	-	-	(16,027)
Divestitures	(59,419)	-	-	-	(59,419)
Other	2,646	-	-	-	2,646
Balance December 31, 2013	1,405,759	2,800	-	15,220	1,423,779
Acquisitions	41,707	-	2,703	-	44,410
Transferred to Assets held for sale	(56,809)	-	-	-	(56,809)
Exchanges, net	55,780	-	-	-	55,780
Divestitures	-	-	-	(15,220)	(15,220)
Other	1,634	-	-	-	1,634
Balance December 31, 2014	$1,448,071	$2,800	$2,703	$-	$1,453,574

(1)	Represents the transfer of licenses from Airadigm to U.S. Cellular in 2014. See Note 6 — Acquisitions, Divestitures and Exchanges for additional information.

Franchise rights

(Dollars in thousands)	Cable

Balance December 31, 2012	$-
Acquisitions	123,668
Balance December 31, 2013	123,668
Acquisitions	120,979
Divestitures	(347)
Balance December 31, 2014	$244,300

Goodwill

(Dollars in thousands)	U.S. Cellular	Wireline (1)	Cable	HMS	Other (2)	Total

Balance December 31, 2012 (3)	$269,307	$420,458	$-	$103,627	$3,802	$797,194
Acquisitions	-	-	61,712	15,203	-	76,915
Divestitures	(135)	-	-	-	-	(135)
NY1 & NY2 Deconsolidation	(37,131)	-	-	-	-	(37,131)
Balance December 31, 2013	232,041	420,458	61,712	118,830	3,802	836,843
Acquisitions	-	-	33,610	-	-	33,610
Loss on impairment	-	-	-	(84,000)	(3,802)	(87,802)
Divestitures	(291)	(2,564)	-	-	-	(2,855)
Transferred to Assets held for sale	(4,344)	(4,100)	-	-	-	(8,444)
Balance December 31, 2014	$227,406	$413,794	$95,322	$34,830	$-	$771,352

(1)	In July 2014, TDS Telecom sold certain Wireline markets.
(2)	TDS performed its annual impairment review of Goodwill in the fourth quarter of 2014. Based on the results of this review, TDS concluded that the entire amount of Goodwill related to Suttle-Straus was impaired, which resulted in a $3.8 million loss on impairment.
(3)	Includes accumulated impairment losses in prior periods as follows: $333.9 million for U.S. Cellular, $29.4 million for Wireline and $0.5 million for Other.

Interim Goodwill Impairment Assessment

During the third quarter of 2014, due to a decline in projected revenue and earnings of TDS Telecom's HMS reporting unit compared with previously projected results, TDS determined that an interim impairment test of HMS Goodwill was required. TDS performed the Step 1 Goodwill impairment test, as defined by GAAP, as of August 1, 2014.

The discounted cash flow approach and guideline public company method were used to value the HMS reporting unit. The discounted cash flow approach uses value drivers and risks specific to the industry and current economic factors. The cash flow estimates incorporated assumptions that market participants would use in their estimates of fair value and may not be indicative of TDS Telecom specific assumptions. The most significant assumptions made in this process were the revenue growth rate (shown as a ten year compound annual growth rate in the table below), the terminal revenue growth rate, the discount rate and capital expenditures as a percentage of revenue (shown as a ten year simple average in the table below).

The guideline public company method develops an indication of fair value by calculating average market pricing multiples for selected publicly-traded companies. The developed multiples were applied to applicable financial measures of the HMS reporting unit to determine fair value. The discounted cash flow approach and guideline public company method were weighted to arrive at the total fair value used for impairment testing.

The following table represents key assumptions used in estimating the fair value of the HMS reporting unit as of August 1, 2014 using the discounted cash flow approach.

Key assumptions	HMS
Revenue growth rate	6.1%
Terminal revenue growth rate	2.5%
Discount rate	11.5%
Capital expenditures as a percentage of revenue	8.6%

As of August 1, 2014, the carrying value of the HMS reporting unit exceeded its fair value; therefore, a Step 2 Goodwill impairment test was performed. The second step compared the implied fair value of the reporting unit Goodwill to the carrying amount of that Goodwill. To calculate the implied fair value of Goodwill in this second step, TDS allocated the fair value of the reporting unit to all of the assets and liabilities of that reporting unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value was the price paid to acquire the reporting unit. The excess of the fair value of the reporting unit over the amount assigned to the assets and liabilities of the reporting unit was the implied fair value of Goodwill. Since the carrying amount of Goodwill exceeded the implied fair value of Goodwill, an impairment loss was recognized for that difference. As a result of the Step 2 Goodwill impairment test, TDS recognized a loss on impairment of $84.0 million during the third quarter of 2014.